CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 86,006	$ 95,924
Direct costs	(67,936)	(81,409)
Other income and gains	1,247	6,501
Equity accounted income	2,729	2,068
Expenses
Interest expense on borrowings	(727)	(596)
Interest Expense on Non-Recourse Borrowings	(15,888)	(14,907)
Corporate costs	(76)	(69)
Fair value changes	(2,520)	(1,396)
Tax expense (income)	(982)	(1,011)
Net income	1,853	5,105
Net income attributable to:
Shareholders	641	1,130
Non-controlling interests	1,212	3,975
Net income	$ 1,853	$ 5,105
Net income per share:
Diluted	$ 0.31	$ 0.61
Basic	$ 0.31	$ 0.62